INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Jan. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Acquired Finite-Lived Intangible Assets	Acquisition-related intangible assets consisted of the following as of January 31, 2023 and 2022:

	January 31, 2023
(in thousands)	Cost	Accumulated Amortization	Net
Intangible assets with finite lives:
Acquired technology	$61,058	$(61,058)	$—
Customer relationships	3,550	(3,002)	549
Trade names	805	(704)	101
Distribution network	2,000	(2,000)	—
Total intangible assets	$67,413	$(66,764)	$650

	January 31, 2022
(in thousands)	Cost	Accumulated Amortization	Net
Intangible assets with finite lives:
Acquired technology	$64,150	$(62,909)	$1,241
Customer relationships	4,166	(2,913)	1,253
Trade names	1,158	(876)	282
Distribution network	2,000	(2,000)	—
Non-competition agreements	1,307	(921)	386
Total intangible assets	$72,781	$(69,619)	$3,162

Schedule of Estimated Future Amortization Expense on Acquired Intangibles	Estimated future amortization expense on finite-lived acquisition-related intangible assets is as follows:

(in thousands)
Years Ending January 31,	Amount
2024	$362
2025	$288
Total	$650

Schedule of Goodwill Activity	The change in the net carrying amount of goodwill activity for the years ended January 31, 2023 and 2022 was as follows:

(in thousands)	Amount
Goodwill at January 31, 2021	$158,183
Foreign currency translation	50
Goodwill at January 31, 2022	$158,233
Business divestiture	(31,865)
Foreign currency translation	119
Goodwill at January 31, 2023	$126,487